Revenues from contracts with customers - Geographical information (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure of geographical areas
Rendering of services	€ 35,462	€ 11,317	€ 56,634	€ 32,573
Sales of goods	843	321	1,495	986
Total Revenues from contracts with external customers	36,305	11,638	58,129	33,559
Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	28,824	1,963	33,711	5,655
Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	26,640	96	28,847	424
-Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	2		5
Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	2,674	3,407	8,926	10,178
-Saudi Arabia
Disclosure of geographical areas
Total Revenues from contracts with external customers		1,921		5,102
North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,265	5,140	13,762	14,818
-United States
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,231	5,122	13,570	14,452
Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	399	829	1,364	2,148
Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	143	299	366	760
Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	17,360	11,317	37,001	31,992
Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	18,945	321	21,128	1,567
Pharmaceutical
Disclosure of geographical areas
Rendering of services	3,598	4,512	11,478	12,545
Sales of goods	202	321	812	986
Total Revenues from contracts with external customers	3,800	4,833	12,290	13,531
Pharmaceutical | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	39	18	106	298
Pharmaceutical | Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	20	18	58	213
Pharmaceutical | -Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	0
Pharmaceutical | Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	26		74	61
Pharmaceutical | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,735	4,815	12,110	13,172
Pharmaceutical | -United States
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,735	4,815	12,110	13,172
Pharmaceutical | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,598	4,512	11,478	11,964
Pharmaceutical | Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	202	321	812	1,567
Diagnostics
Disclosure of geographical areas
Rendering of services	5,069	6,805	16,308	20,028
Total Revenues from contracts with external customers	5,069	6,805	16,308	20,028
Diagnostics | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,547	1,945	4,282	5,357
Diagnostics | Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	52	78	144	211
Diagnostics | -Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	0		3
Diagnostics | Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	2,648	3,407	8,852	10,117
Diagnostics | -Saudi Arabia
Disclosure of geographical areas
Total Revenues from contracts with external customers		1,921		5,102
Diagnostics | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	333	325	1,446	1,646
Diagnostics | -United States
Disclosure of geographical areas
Total Revenues from contracts with external customers	299	307	1,254	1,280
Diagnostics | Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	398	829	1,362	2,148
Diagnostics | Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	143	299	366	760
Diagnostics | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	5,069	€ 6,805	16,308	€ 20,028
Covid-19
Disclosure of geographical areas
Rendering of services	26,795		28,848
Sales of goods	641		683
Total Revenues from contracts with external customers	27,436		29,531
Covid-19 | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	27,238		29,323
Covid-19 | Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	26,568		28,645
Covid-19 | -Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	2		2
Covid-19 | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	197		206
Covid-19 | -United States
Disclosure of geographical areas
Total Revenues from contracts with external customers	197		206
Covid-19 | Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	1		2
Covid-19 | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	8,693		9,215
Covid-19 | Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	€ 18,743		€ 20,316